VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

December 31, 2022

	Number of Shares	Value
COMMON STOCKS: 100.4%
Banks: 1.9%
US Bancorp	37,618	$1,640,521
Capital Goods: 9.5%
Eaton Corp. Plc	6,248	980,624
Emerson Electric Co.	10,339	993,164
General Dynamics Corp.	3,446	854,987
Honeywell International, Inc.	9,805	2,101,211
Hubbell, Inc.	732	171,786
Illinois Tool Works, Inc.	4,730	1,042,019
Lockheed Martin Corp.	4,394	2,137,637
MSC Industrial Direct Co., Inc.	1,231	100,573
		8,382,001
Consumer Services: 2.6%
Starbucks Corp.	17,678	1,753,658
Wendy’s Co.	3,042	68,840
Yum! Brands, Inc.	3,804	487,216
		2,309,714
Diversified Financials: 4.6%
BlackRock, Inc.	2,641	1,871,492
CME Group, Inc.	4,731	795,565
Cohen & Steers, Inc.	509	32,861
Evercore, Inc.	826	90,100
Federated Hermes, Inc.	1,986	72,112
Franklin Resources, Inc.	8,586	226,499
Invesco Ltd.	10,094	181,591
Janus Henderson Group Plc	7,531	177,129
T Rowe Price Group, Inc.	5,943	648,143
		4,095,492
Energy: 3.3%
Kinder Morgan, Inc.	83,173	1,503,768
The Williams Companies, Inc.	42,485	1,397,756
		2,901,524
Food, Beverage & Tobacco: 14.1%
Altria Group, Inc.	91,594	4,186,762
Campbell Soup Co.	4,220	239,485
Conagra Brands, Inc.	12,191	471,792
Ingredion, Inc.	1,410	138,081
J M Smucker Co.	2,133	337,995
Kellogg Co.	5,604	399,229
Kraft Heinz Co.	21,162	861,505
Mondelez International, Inc.	21,889	1,458,902
Philip Morris International, Inc.	43,653	4,418,120
		12,511,871
Health Care Equipment & Services: 2.7%
Medtronic Plc	27,480	2,135,745
Quest Diagnostics, Inc.	1,636	255,936
		2,391,681
Household & Personal Products: 1.7%
Clorox Co.	2,727	382,680
Kimberly-Clark Corp.	8,457	1,148,038
		1,530,718
Insurance: 1.6%
Allstate Corp.	5,134	696,170
Travelers Cos, Inc.	3,632	680,964
		1,377,134
	Number of Shares	Value
Materials: 1.3%
Air Products and Chemicals, Inc.
	3,787	$1,167,381
Pharmaceuticals, Biotechnology & Life Sciences: 27.1%
Amgen, Inc.	11,481	3,015,370
Bristol-Myers Squibb Co.	45,405	3,266,890
Gilead Sciences, Inc.	38,769	3,328,319
Johnson & Johnson	25,407	4,488,146
Merck & Co., Inc.	47,439	5,263,357
Pfizer, Inc.	89,788	4,600,737
		23,962,819
Semiconductors & Semiconductor Equipment: 10.1%
Analog Devices, Inc.	7,170	1,176,095
Broadcom, Inc.	8,152	4,558,028
Skyworks Solutions, Inc.	2,585	235,571
Texas Instruments, Inc.	17,748	2,932,325
		8,902,019
Software & Services: 5.4%
International Business Machines Corp.	32,190	4,535,249
Western Union Co.	17,243	237,436
		4,772,685
Technology Hardware & Equipment: 5.0%
Cisco Systems, Inc.	91,381	4,353,391
National Instruments Corp.	2,597	95,829
		4,449,220
Telecommunication Services: 4.6%
Cogent Communications Holdings, Inc.	2,075	118,441
Verizon Communications, Inc.	101,278	3,990,353
		4,108,794
Transportation: 0.9%
Norfolk Southern Corp.	3,281	808,504
Utilities: 4.0%
Dominion Energy, Inc.	17,530	1,074,940
Entergy Corp.	4,786	538,425
FirstEnergy Corp.	15,027	630,233
Hawaiian Electric Industries, Inc.	2,672	111,823
NiSource, Inc.	8,557	234,633
Pinnacle West Capital Corp.	3,479	264,543
Public Service Enterprise Group, Inc.	10,831	663,615
		3,518,212
Total Common Stocks (Cost: $84,734,716)		88,830,290
Total Investments: 100.4% (Cost: $84,734,716)		88,830,290
Liabilities in excess of other assets: (0.4)%		(332,473)
NET ASSETS: 100.0%		$88,497,817

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VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Health Care	29.7%	$26,354,500
Information Technology	20.4	18,123,924
Consumer Staples	15.8	14,042,589
Industrials	10.3	9,190,505
Financials	8.0	7,113,147
Communication Services	4.6	4,108,794
Utilities	4.0	3,518,212
Energy	3.3	2,901,524
Consumer Discretionary	2.6	2,309,714
Materials	1.3	1,167,381
	100.0%	$88,830,290
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